CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited) (Tables)	12 Months Ended
Jul. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule of balances sheet

	July 31,	July 31,
	2024	2023

ASSETS
Cash	$14,621	$66,553
Prepaid expense	1,820	1,750
Receivable from subsidiaries	–	29,487
Investment in subsidiaries	781,661	95,889
Total Assets	$798,102	$193,679

LIABILITIES
Accounts payable and other accrued liabilities	$54,000	$241,579
Payable to subsidiaries	312,416	–
Due to related parties	2,271	223,041
Total liabilities	56,271	464,620

Stockholders’ equity
Series A Preferred stock, $0.0001 par value; 80,000 shares authorized; 0 and 80,000 shares issued and outstanding as of July 31, 2024 and 2023, respectively	–	8
Series B Preferred stock, $0.0001 par value; 80,000 shares authorized; 80,000 and 0 shares issued and outstanding as of July 31, 2024 and 2023, respectively	8	–
Undesignated preferred stock, $0.0001 par value; 19,920,000 shares authorized; no shares issued and outstanding	–	–
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,781,803 and 5,903,481 shares issued and outstanding as of July 31, 2024 and 2023, respectively	1,478	590
Additional paid-in capital	962,416	4,982
Accumulated deficit	(222,071)	(276,521)
Total stockholders’ equity	741,831	(270,941)

Total Liabilities and Stockholders’ Equity	$798,102	$193,679

Schedule of statement of operations

	For the year ended July 31,
	2024	2023

EXPENSE:
General and administrative	$(401,354)	$(207,297)

OTHER INCOME (EXPENSE)
Gain (loss) from investment in subsidiaries	502,834	(133,913)
Other (expense) net	(47,030)	–
Total other income	455,804	(133,913)

Net income (loss)	$54,450	$(341,210)

Schedule of statement of cash flow

	For the year ended July 31,
	2024	2023

Cash flows from operating activities:
Net income (loss)	$54,450	$(341,210)
Adjustments to reconcile net income to net cash provided by operating activities:
Share of (gain) loss from investment in subsidiaries	(502,834)	133,913
Change in operating assets and liabilities:
Prepaid expense and other assets	(70)	1,500
Accounts payable and other accrued liabilities	36,623	117,651
Net cash (used in) operating activities	(411,831)	(88,146)

Cash flows from financing activities:
Proceeds received from private offerings	513,213	–
Operating expenses directly paid for subsidiary	–	(29,487)
Repayment working capital advance from related party	–	(30,000)
Working capital advance from related party	342,042	–
Capital contribution received	–	210,000
Deferred offering costs incurred	(495,356)	–
Net cash provided by financing activities	359,899	150,513

Net (decrease) increase in cash and cash equivalents	(51,932)	62,367
Cash and cash equivalents at beginning	66,553	4,186
Cash and cash equivalents at ending	$14,621	$66,553